UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23695

Popular Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Juan O. Guerrero Preston

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

1

Item 1. Report to Stockholders.

(a)

POPULAR Total Return Fund, Inc.

SEPTEMBER 30, 2021

SEMI-ANNUAL

TABLE OF CONTENTS

Portfolio Update	1
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Other Information	22
Statement Regarding Basis for Approval of Investment Advisory Contract	23
Statement Regarding Liquidity Risk Management Program	26

Popular Total Return Fund, Inc.	Portfolio Update

September 30, 2021 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Shareholder:

The Popular Total Return Fund, Inc. (hereinafter referred to as the “Fund”), is pleased to present its Letter to Shareholders for the six-month period ending on September 30, 2021.

Despite an uptick in volatility for financial markets during September, performance for the six-month period was positive across the major asset classes. Strong corporate earnings and the reopening of the economy increased investors’ appetite for risk assets. During the period, equity investments in general outperformed fixed-income investments, with domestic equities performing significantly better than international equities.

The U.S. economy remains solid and stable, with a positive outlook for continued economic expansion. Economists expect that the massive vaccination efforts together with strong consumer demand will lead to higher spending. Officials from the Federal Reserve Board (the “Fed”) have remained steady in their view that recent upticks in inflation should be “transitory”, or short-lived. It remains to be seen whether the inflation headwinds are indeed a temporary situation or become something more. So far, the Fed has mitigated any concerns of a sudden or significant policy shift. It is also worth noting that although the economic outlook is positive, the Covid-19 delta variant and other uncertainties such as the debt ceiling represent wildcards that could have an impact.

At its November 2-3 meeting, the Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the current range of 0.00% to 0.25%. Furthermore, Chairman Jerome Powell announced that in mid-November the Fed will begin scaling back – i.e., tapering – its asset purchases by $15 billion each month from its current pace of $120 billion, and intends to maintain that rate of reduction on a monthly basis moving forward. The FOMC statement noted that “the Committee would be prepared to adjust the stance of monetary policy as appropriate if risks emerge that could impede the attainment of the Committee’s goals.”

With a near-zero interest rate environment and elevated valuations in nearly all asset classes, current market conditions present a challenging environment for the management of the Fund. Notwithstanding, Popular Asset Management LLC remains committed to looking for investment opportunities within the allowed parameters while providing professional asset management services to the Fund for the benefit of its shareholders.

Sincerely,

Juan O. Guerrero

Chairman of the Board

Semi-Annual Report | September 30, 2021	1

Popular Total Return Fund, Inc.	Portfolio Update

September 30, 2021 (Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 21, 2021.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof, by May 24, 2021. The Fund complied with the law and was registered under the 1940 Act by May 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Fund’s securities, it was required to implement certain operational changes including, without limitation, a reduction in the types and/or amount of leverage, as well as a prohibition against engaging in principal transactions with affiliates. The Fund also suspended its current offerings of securities, pending its registration under the U.S. Securities Act of 1933, as amended, absent an applicable exception.

FUND PERFORMANCE*

The following table shows performance for the period from April 1, 2021 to September 30, 2021:

Six-Month Period
Class A Shares	3.66%
Class C Shares	3.31%
S&P Target Risk Growth Total Return Index	4.26%

Performance for the recent period reflects extraordinary expenses associated with the Fund’s registration under the 1940 Act. Based on the Fund’s Annual Report as of June 30, 2021, annual extraordinary expenses are estimated at 0.12% of net assets.

Past performance is not predictive of future results. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions or any commissions payable on the sale of Fund shares.

*	The following discussion contains financial terms that are defined in the attached Glossary of Fund Terms.

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Popular Total Return Fund, Inc.	Portfolio Update

September 30, 2021 (Unaudited)

FUND HOLDINGS SUMMARY

The following tables show the allocation of the portfolio using various metrics as of the end of the fiscal year. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Asset Allocation (% of Total Portfolio)
Equities	71.0%
Fixed Income	29.0%
Total	100.0%

Geographic Allocation (% of Total Portfolio)
Puerto Rico	25.4%
U.S.	74.6%
Total	100.0%

Portfolio Composition (% of Total Portfolio)
U.S. Large-Cap ETFs	33.2%
U.S. Mid-Cap ETFs	6.1%
U.S. Small-Cap ETFs	3.9%
International Developed Markets ETFs	23.0%
International Emerging Markets ETFs	4.8%
U.S. Gov. Agency-Backed MBS Securities (AAA Rated)	16.1%
U.S. Government Securities (AAA Rated)	3.6%
Cash and Cash equivalents	9.3%
Total	100.0%

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not consider the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

Semi-Annual Report | September 30, 2021	3

Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2021 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
FIXED INCOME SECURITIES (19.73%)
Puerto Rico GNMA Bonds (14.39%)(a)
$553,897	GNMA Pool 783588	3.000%	06/15/27	$582,576
33,252	GNMA Pool 636420	5.500%	12/15/29	37,119
591,401	GNMA Pool 609166	4.000%	07/15/33	644,774
17,647	GNMA Pool 615230	6.000%	11/15/33	19,775
66,989	GNMA Pool 528152	5.500%	01/15/34	74,837
10,990	GNMA Pool 608569	5.500%	03/15/34	12,252
38,792	GNMA Pool 608593	6.500%	04/15/34	43,347
865,866	GNMA Pool 758874	3.000%	04/15/38	949,192
445,179	GNMA Pool 711449	5.000%	08/15/39	520,307
898,097	GNMA II Pool 635160	2.500%	01/20/47	954,933
933,232	GNMA Pool 635189	3.000%	04/15/47	1,023,139
806,199	GNMA Pool AZ5544	3.000%	07/15/47	883,925
1,256,851	GNMA II Pool AD6342	3.000%	08/20/47	1,375,052
957,647	GNMA II Pool BQ2072	2.000%	11/20/50	975,995
1,295,201	GNMA II Pool BZ3667	2.000%	01/20/51	1,320,030
1,464,458	GNMA II Pool BQ2080	2.000%	01/20/51	1,492,526
984,265	GNMA II Pool BQ2090	2.000%	03/20/51	1,003,132
1,932,716	GNMA II Pool BQ2093	2.000%	04/20/51	1,944,538
				13,857,449

Puerto Rico Fannie Mae Bonds (1.73%)(b)
4,718	FNMA Pool 723443	5.500%	06/01/23	5,263
485,680	FNMA Pool AV7031	3.500%	11/01/29	521,458
433,930	FNMA Pool AX5538	3.500%	07/01/31	465,739
628,048	FNMA Pool AX5539	3.000%	07/01/46	677,607
				1,670,067

US Government and Agency Obligations (3.61%)
500,000	Federal Home Loan Bank	1.625%	12/20/21	501,720
1,000,000	U.S. Treasury Note	0.125%	11/30/22	999,844
1,000,000	U.S. Treasury Note	0.750%	08/31/26	989,297
1,000,000	U.S. Treasury Note	1.125%	08/31/28	988,125
				3,478,986

Total FIXED INCOME SECURITIES
(Cost $18,479,647)				19,006,502

Shares/Description		Value
EXCHANGE TRADED FUNDS (71.10%)
International Index Funds (27.84%)
438,946	Vanguard FTSE Developed Markets ETF	$22,162,384
92,980	Vanguard FTSE Emerging Markets ETF	4,649,930
		26,812,314

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2021 (Unaudited)

Shares/Description		Value
US Index Funds (43.26%)
17,300	iShares Russell 2000 ETF	$3,784,375
24,900	Vanguard Mid-Cap ETF	5,895,324
81,075	Vanguard S&P 500 ETF	31,975,979
		41,655,678

TOTAL EXCHANGE TRADED FUNDS
(Cost $51,396,412)		68,467,992

Total Investments (90.83%)
(Cost $69,876,059)		$87,474,494

Other Assets In Excess Of Liabilities (9.17%)		8,833,050
NET ASSETS (100.00%)		$96,307,544

(a)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(b)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	5

Popular Total Return Fund, Inc.	Statement of Assets and Liabilities

September 30, 2021 (Unaudited)

ASSETS:
Investment in securities, at fair value (cost $69,876,059)	87,474,494
Cash and cash equivalents	8,813,397
Interest receivable	37,786
Dividends receivable	106,079
Prepaid and other assets	69,970
Total Assets	96,501,726

LIABILITIES:
Payable for shareholder servicing	25,666
Payable to Adviser	40,690
Payable to fund accounting and administration	7,962
Payable for Sub-Transfer Agent fees	11,996
Payable to Directors	6,758
Payable for Legal fees	17,883
Payable for Compliance fees	82
Payable for Custodian fees	65
Payable for Audit fees	41,261
Other payables	41,819
Total Liabilities	194,182
Net Assets	$96,307,544

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 1,250,000,020 shares authorized, 3,591,014 issued and outstanding	$18,226,147
Total distributable earnings	78,081,397
Net Assets	$96,307,544

PRICING OF SHARES:
Class A Shares
Net Assets	$77,543,454
Shares outstanding	2,884,359
Net asset value per share	$26.88
Class C Shares
Net Assets	18,764,090
Shares outstanding	706,655
Net asset value per share	26.55

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Statement of Operations

For the period ended September 30, 2021 (Unaudited)

INVESTMENT INCOME:
Interest	$176,836
Dividends	601,814
Total Investment Income	778,650

EXPENSES:
Investment Adviser fee	245,614
Distribution Fees:
Class A	96,915
Class C	90,098
Accounting and Administration fees	48,946
Compliance expense	82
Sub-transfer agent fees	33,165
Audit expenses	54,073
Legal expenses	103,970
Custodian fees	11,058
Director expenses	18,325
Printing expenses	4,456
Insurance fee	37,011
Other expenses	50,526
Total Expenses	794,239
Net Investment Loss	(15,589)

REALIZED GAIN/(LOSS) & UNREALIZED APPRECIATION/DEPRECIATION:
Net realized gain on:
Investments	5,050,872
Net realized gain	5,050,872
Net change in unrealized appreciation on:
Investments	(1,812,435)
Net change in unrealized appreciation/depreciation	(1,812,435)
Net Realized and Unrealized Gain on Investments	3,238,437
Net Increase in Net Assets Resulting from Operations	$3,222,848

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	7

Popular Total Return Fund, Inc.	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021	For the Year Ended March 31, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(15,589)	$163,100
Net realized gain	5,050,872	3,092,478
Net change in unrealized appreciation/depreciation	(1,812,435)	19,905,282
Net increase in net assets resulting from operations	3,222,848	23,160,860

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	–	(210,273)
Net decrease in net assets from distributions to shareholders	–	(210,273)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	9,776,427	5,013,527
Reinvestment of dividends	70,775	146,727
Cost of shares redeemed	(3,875,185)	(4,976,350)
Net increase in net assets from capital share transactions	5,972,017	183,904

CAPITAL SHARE TRANSACTIONS:
Class C Common Shares:
Proceeds from shares issued	2,022,785	2,812,288
Reinvestment of dividends	–	5,823
Cost of shares redeemed	(468,766)	(1,637,643)
Net increase in net assets from capital share transactions	1,554,019	1,180,468

Net Increase in Net Assets	10,748,884	24,314,959

NET ASSETS:
Beginning of period	85,558,660	61,243,701
End of period	$96,307,544	$85,558,660

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Financial Highlights

Class A	For a share outstanding during the years presented

	For the Six Months Ended September 30, 2021 (Unaudited)
Net asset value - beginning of period	$25.93
Income/(loss) from investment operations:
Net investment income(a)	0.04
Net realized and unrealized loss(a)	0.91
Total income from investment operations	0.95
Net increase in net asset value	0.95
Net asset value - end of period	$26.88
Total Return(b)	3.66	%(c)(d)
Supplemental Data:
Net assets, end of period (in thousands)	$77,543
Ratios to Average Net Assets(e)
Ratio of expenses to average net assets	1.50	%(f)
Ratio of net investment income to average net assets	0.29	%(f)
Portfolio turnover rate	20	%(c)

(a)	Based on weekly average outstanding common shares of 2,923,497 for the period ended September 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value as defined in the dividend reinvestment plan
(c)	Not annualized.
(d)	Total return excludes the effect of initial and contingent deferred sales charges.
(e)	Based on average net assets attributable to common shares of 97,141,666 for the period ended September 30, 2021.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	9

Popular Total Return Fund, Inc.	Financial Highlights

Class C	For a share outstanding during the years presented

	For the Six Months Ended September 30, 2021 (Unaudited)
Net asset value - beginning of period	$25.70
Income/(loss) from investment operations:
Net investment loss(a)	(0.18)
Net realized and unrealized gain(a)	1.03
Total income from investment operations	0.85
Net increase in net asset value	0.85
Net asset value - end of period	$26.55
Total Return(b)	3.31	%(c)(d)
Supplemental Data:
Net assets, end of period (in thousands)	$18,764
Ratios to Average Net Assets(e)
Ratio of expenses to average net assets	2.08	%(f)
Ratio of net investment loss to average net assets	(1.37	)%(f)
Portfolio turnover rate	20	%(c)

(a)	Based on weekly average outstanding common shares of 703,056 for the period ended September 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value as defined in the dividend reinvestment plan
(c)	Not annualized.
(d)	Total return excludes the effect of initial and contingent deferred sales charges.
(e)	Based on average net assets attributable to common shares of 18,849,233 for the period ended September 30, 2021.
(f)	Annualized.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Total Return Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Puerto Rico Investment Companies Act. The Fund was incorporated on January 31, 2001 and started operations on March 27, 2001.

The Fund’s primary investment objective is to seek long-term capital appreciation and portfolio securities are selected primarily with a view of achieving this objective. Current income is a secondary objective in the selection of investments. There can be no assurance that the Fund will achieve its objectives. The Fund will pursue its objective by investing, under normal market conditions, based on investments and other requirements and limitations, as described in Note 7.

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). The financial statements are prepared in accordance with United States (“U.S.”) generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. The Fund registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), by filing the corresponding Notification of Registration on Form N-8A on May 21, 2021. Upon its registration under the 1940 Act, the Fund must now register its future offering of securities under the U.S. Securities Act of 1933, as amended, absent any available exception, by filing Registration Statement on Form N-1A with the Securities and Exchange Commission (the “SEC”). In connection with the process required for registration of these securities, the Fund has suspended its current offering of securities, pending their registration or an exception therefrom, in connection with any such offering.

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semi-Annual Report | September 30, 2021	11

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. At September 30, 2021, cash and cash equivalents consisted of a time deposit open account amounting to $8,813,397 with Banco Popular de Puerto Rico, which is an affiliated entity. This amount is fully collateralized by investment securities having a market value of not less than 102% of the amount of the deposits, except for such amounts of the deposits guaranteed by the Federal Deposit Insurance Corporation.

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by Banco Popular de Puerto Rico (“Fund Administrator”), with the assistance of the Investment Adviser, Popular Asset Management (Refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund's management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Puerto Rico (“PR”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. Federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years. On an ongoing basis, management will monitor the Fund's tax position to determine if adjustments to this conclusion are necessary.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 8).

(d)	Share subscriptions and redemptions – The Fund currently offers two classes of Common Stock: Class A shares and Class C shares. IRA accounts may purchase Class A shares issued by the Fund. Class A Shares purchased through IRA accounts will be subject to those penalties, fees, terms and conditions as may be imposed by the IRA trust for such IRA account as established in the applicable laws and regulations and the disclosure documents associated with such IRA account. Class A shares are sold at the Net Asset Value (NAV), which is determined daily, plus an initial sales charge of up to 5.00% charged by broker-dealers except for Class A shares sold to IRA accounts for which the initial sales charge shall be 2.00%. The initial sales charge may be reduced or waived for certain purchasers, except for those who purchase Class A shares through IRA accounts. Class C shares are sold at the NAV with no initial sales charge. However, a contingent deferred sales charge of 1% will be paid on redemptions made within twelve months of purchase.

Shares of each class may be redeemed on each business day of the week on which the NYSE is open for trading at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption. Class A Shares held through IRA accounts may only be redeemed by the Fund at the request of the IRA trustee for such IRA account. Class A Shares held through IRA accounts will be subject to those penalties, fees, terms and conditions as may be imposed by the IRA trust for such IRA account as established in the applicable laws and regulations and the disclosure documents associated with such IRA account.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(e)	Dividends and Distributions to Shareholders – The Fund declares and pays annually a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. All dividend distributions by the Fund to IRA accounts will be made on a gross basis, without any tax withholding, and will be reinvested automatically in Class A shares of the Fund. The Fund records dividends to its shareholders on the ex-dividend date.

(f)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the six months ended September 30, 2021, the Fund decreased interest income in the amount of $7,226 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 8).

Semi-Annual Report | September 30, 2021	13

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

(g)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund- level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(h)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the average cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.

On May 23, 2014, the Board of Directors of the Fund delegated to the Valuation Committee, comprised of voting members of Popular Asset Management, a division of Banco Popular, certain procedures and functions related to the valuation of portfolio securities for the purpose of determining the Net Asset Value of the Fund. The Valuation Committee is generally responsible for determining the fair value of the following types of portfolio securities:

●	Portfolio instruments for which no price or value is available at the time the Fund’s NAV is calculated on a particular day;
●	Portfolio instruments for which the prices or values available do not, in the judgment of the Investment Advisers, represent the fair value of the portfolio instruments;
●	A price of a portfolio instrument that has not changed for four consecutive pricing periods, except for Puerto Rico taxable securities and U.S. portfolio instruments;
●	Any PR taxable securities and the U.S. portfolio instruments whose value has not changed for two consecutive pricing periods.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2.

Exchange Traded Funds (ETFs): ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

Semi-Annual Report | September 30, 2021	15

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

Obligations of U.S. Government sponsored entities and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S agency securities are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Fixed Income Securities	$–	$19,006,502	$–	$19,006,502
Exchange Traded Funds	68,467,992	–	–	68,467,992
Total	$68,467,992	$19,006,502	$–	$87,474,494

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchase, sale or transfers into or out of level 3 securities during the six months ended September 30, 2021.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of September 30, 2021 there were no temporary cash investments.

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Fund, Popular Asset Management, the investment management division of Banco Popular de Puerto Rico ("Banco Popular" and in such capacity, the "Investment Adviser"), acts as the Investment Adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended September 30, 2021, investment advisory fees amounted to $245,614, of which $40,690 remain payable at period-end.

ALPS Fund Services, Inc., together with certain affiliated entities, has been retained to serve as the Fund’s administrator and provide various administration, fund accounting and investor accounting services to the fund. Prior to September 27, 2021, Banco Popular also provided administrative services, and continues to provide custody and transfer agency services pursuant to Administration, Transfer Agency, and Custodian Agreements with the Fund. The Transfer Agent has engaged BNY Mellon Investment Servicing, Inc. to act as sub-transfer agent for the Fund. The compensation paid by the Fund to the Transfer Agent under the Transfer Agent Agreement is equal to the compensation that the Transfer Agent is required to pay to BNY Mellon Investment Servicing, Inc. as the sub-transfer agent of the Fund. For the six months ended September 30, 2021, sub-transfer agent fees amounted to $33,165. Under the terms of the Administration Agreement, Banco Popular provides facilities and personnel to the Fund for the performance of the administrative duties of the Fund. The fees related to this service are calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended September 30, 2021, the administrative fees amounted to $48,946. The Fund maintains its cash accounts with Banco Popular, an affiliate. Interest income on these accounts during the six months ended September 30, 2021 amounted to $4,729.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

Popular Securities LLC, an affiliate, serves as distributor (“Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% and 1.00% for Class A shares and Class C shares, respectively, of the Fund's daily average net assets of each class. For the six months ended September 30, 2021, distribution fees amounted to $96,915 and $90,098 for Class A shares and Class C shares, respectively. During the six months ended September 30, 2021, the distributor received sales charges amounting to approximately $8,082 from sales of shares.

Certain officers and one director of the Fund are also officers and directors of Banco Popular or its affiliates. The other three directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the six months ended September 30, 2021, the compensation expense for the three independent directors of the Fund was $18,325, of which $6,758 remain payable at period-end.

Prior to May 21, 2021, the Fund was not registered under the U.S. Investment Company Act of 1940, as amended, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, Banco Popular de Puerto Rico, Popular Securities LLC, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

The affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 1,250,000,020 shares of common stock, par value $0.01 per share, consisting of 1,000,000,000 Class A shares, 250,000,000 Class C shares and 20 shares of non-redeemable common stock.

Per the Fund’s prospectus, Shares, other than Class A Shares held through IRA accounts, may be exchanged for shares of the same class of any other fund that (i) is registered under the Puerto Rico Investment Companies Act, and (ii) is part of the Popular Family of Funds.

Semi-Annual Report | September 30, 2021	17

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

Capital share transactions for the six months ended September 30, 2021 and the year ended March 31, 2021 were as follows:

Common shares:	For the Six Months Ended September 30, 2021	For the Year Ended March 31, 2021
Class A:

Common shares outstanding - beginning of period	2,657,995	2,647,647
Common shares issued	365,963	212,513
Common shares issued as reinvestment of dividends	2,736	7,878
Common shares redeemed	(142,336)	(210,043)
Common shares outstanding - end of period	2,884,358	2,657,995

Class C:
Common shares outstanding - beginning of period	647,729	608,050
Common shares issued	76,630	112,042
Common shares issued as reinvestment of dividends	–	314
Common shares redeemed	(17,703)	(72,677)
Common shares outstanding - end of period	706,656	647,729

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the six months ended September 30, 2021 were $20,903,034 and $13,994,590, respectively. Investment transactions in long-term U.S. Government Obligations for the six months ended September 30, 2021 were $2,999,219 and $3,950,000, respectively.

All investment transactions were made with unaffiliated parties.

NOTE 6. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, Management has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. At September 30, 2021, the Fund had the following investments in issuers located in the United States of America that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
iShares Russell 2000 ETF	$3,784,375	3.93%
Vanguard FTSE Developed Markets ETF	22,162,384	23.01%
Vanguard FTSE Emerging Markets ETF	4,649,930	4.83%
Vanguard Mid-Cap ETF	5,895,324	6.12%
Vanguard S&P 500 ETF	31,975,979	33.20%

As of September 30, 2021, the fund had $8,813,397 on deposit with Banco Popular, an affiliate, which represents approximately 9.15% of the net assets of the Fund.

As stated in the Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 7. INVESTMENT AND OTHER REQUIREMENTS AND LIMITATIONS

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed statutorily or by regulation while others are imposed by procedures established by the Board of Directors of the Fund. The most significant requirements and limitations are discussed below.

Under normal conditions, the Fund will seek to meet its investment objective by investing at least 50%, but not more than 80%, of its assets in equity securities. The balance of the Fund’s assets will be invested in fixed-income securities and cash or cash equivalents. At least 20% of the Fund’s assets will be invested in debt securities issued, or otherwise secured, by Puerto Rico issuers or assets located in Puerto Rico (“Puerto Rico Assets”).

Equity securities include among others:

●	Shares of other open or closed-end investment companies, including shares of exchange-traded funds (“ETFs”) or other ownership interests in index funds;

●	Common stock of publicly-held companies, primarily shares of common stock of corporations listed on a national securities exchange or automated quotation system; and
●	Other equity or debt securities convertible into common stock and warrants or other rights to purchase common stock.

The Fund may invest in equity securities issuers of any market capitalization.

The Fund anticipates that its investments in equity securities will consist primarily of shares of ETFs. Passively managed ETFs invest in a portfolio of equity securities that are designed to closely track the performance of different market indices. An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market or market segment. Actively managed ETFs do not seek to track the performance of a particular market index. Though the Fund anticipates investing primarily in ETFs, the Fund reserves the right to invest all or a portion of its assets invested in equity securities in individual equity securities in the Adviser’s discretion.

Semi-Annual Report | September 30, 2021	19

Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

The Fund may invest up to 20% of its total assets in securities of foreign issuers (i.e., entities organized outside of the United States of America (the “U.S.”) and Puerto Rico).

Under normal market conditions, not less than 95% of the fixed-income securities in which the Fund will invest will be rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories of at least one nationally recognized statistical rating organization, without regard to any subcategory, or, if not so rated, will be, in the opinion of the Adviser, of a credit quality comparable to such rated obligations.

The Fund may invest in fixed-income ETFs as part of its fixed-income investment strategy.

As of September 30, 2021, the Fund was in compliance with the Investment Requirement ratios.

NOTE 8. RECONCILIATION BETWEEN NET INVESTMENT INCOME AND DISTRIBUTABLE NET INVESTMENT INCOME FOR TAX PURPOSES AND NET REALIZED GAIN ON INVESTMENTS AND NET REALIZED GAIN ON INVESTMENTS FOR TAX PURPOSES

As a result of certain reclassifications made for financial statement presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment loss	$(15,589)
Reclassification of realized gain (loss) on securities’ paydowns	7,226
Distributable net investment loss for tax purposes	$(8,363)

Net realized gain on investments	$5,050,872
Reclassification of realized gain (loss) on securities’ paydowns	(7,226)
Net realized gain on investments, for tax purposes	$5,043,646

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$69,876,059
Gross appreciation	17,777,695
Gross depreciation	(179,260)
Net appreciation/(depreciation)	$17,598,435

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Popular Total Return Fund, Inc.	Notes to Financial Statements

September 30, 2021 (Unaudited)

For the six months ended September 30, 2021, the fund made no distributions to shareholders. The undistributed net investment income and accumulated net realized gain on investments (for tax purposes) at September 30, 2021 were as follows:

Undistributed net investment income, beginning of the period	$380,654
Distributable net investment loss for the period	(8,363)
Dividends	–
Undistributed net investment income, end of the period	$372,291

Accumulated net realized gain on investments, beginning of the period	$55,067,025
Net realized gain on investments for the period	5,043,646
Accumulated net realized gain on investments, end of the period	$60,110,671

NOTE 9. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 10. SUBSEQUENT EVENTS

The Fund has performed an evaluation of events occurring subsequent to September 30, 2021 through November 29, 2021, which is the date the financial statements were available to be issued. Management has determined that there were no events occurring in this period that required disclosure in or adjustment to the accompanying financial statements.

Semi-Annual Report | September 30, 2021	21

Popular Total Return Fund, Inc.	Other Information

September 30, 2021 (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders was held on September 30, 2021 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.	Election of Directors. The stockholders of the Fund elected Juan O. Guerrero, Jorge I. Vallejo, Carlos A. Pérez and Enrique Vila del Corral to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2022 or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Juan O. Guerrero	2,918,473	594,520
Jorge I. Vallejo	2,952,519	560,474
Carlos A. Pérez	2,952,519	560,474
Enrique Vila del Corral	2,946,684	566,309

2.	Independent Auditors. The stockholders of the Fund ratified the selection of Pricewater – houseCoopers as the independent auditors of the Fund for the fiscal year ending 2022.

For	Against	Abstain
2,932,232	22,342	558,419

Statement Regarding Availability of Quarterly Portfolio Schedule

Until the registration under the Securities Act of 1933 becomes effective, the Fund is not required to submit Form NPORT. After registration becomes effective, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

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Popular Total Return Fund, Inc.	Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2021 (Unaudited)

The Board of Directors (the “Board”) of Popular Total Return Fund, Inc. (the “Fund”) met on May 18, 2021 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management, the Fund’s investment adviser (the “Advisor”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Advisers, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Advisor with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to the investment advisory was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the investment advisory agreement. In evaluating the investment advisory agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Advisor. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund was fair and reasonable and that the Advisor’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, in relevant part, the nature, extent and quality of the Advisor’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Advisor provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Advisor provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non-advisory services the Advisor provides to manage and operate the Fund (in addition to those provided by other third-parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

Semi-Annual Report | September 30, 2021	23

Popular Total Return Fund, Inc.	Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2021 (Unaudited)

In addition to the services provided by the Advisor, the Independent Directors also considered the risks borne by the Advisor in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Advisor, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one-, three-, five-, and ten-year periods ended December 31, 2020 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Advisor in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the “Broadridge Expense Group”). The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Advisor’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Advisor with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Advisor (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Advisor had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

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Popular Total Return Fund, Inc.	Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2021 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Advisor’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Advisor for the year ended December 31, 2020. The Independent Directors also considered the overall financial condition of the Advisor and the Advisor’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Advisor derived from its relationship with the Fund for the fiscal year ended June 30, 2020 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Advisor’s revenues, expenses and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Advisor including and excluding distribution expenses incurred by the Advisor from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Advisor and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund-by-Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Advisor’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Advisor. In addition, the Advisor noted that since the Fund is a closed-end fund, and based upon the Fund’s current operating policies, the ability to raise additional assets is limited, and that the Fund’s asset level had decreased from distributions resulting from the transition to the Fund’s new investment program and from share repurchases. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Advisor’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Advisor may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Advisor may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Advisor and concluded that the indirect benefits received were reasonable.

Semi-Annual Report | September 30, 2021	25

Popular Total Return Fund, Inc.	Statement Regarding Liquidity Risk Management Program

September 30, 2021 (Unaudited)

The Securities and Exchange Commission ("SEC") has adopted Rule 22e-4 under the 1940 Act (the "Liquidity Rule") in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the "Program"). The Program is reasonably designed to assess and manage the Fund's liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund's liquidity risk that takes into account as relevant to the Fund's liquidity risk: 1) the Fund's investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund's investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: "Highly Liquid", "Moderately Liquid", "Less Liquid", and "Illiquid." Funds that are not invested primarily in "Highly Liquid Investments" (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a "Highly Liquid Investment Minimum" ("HLIM"), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors ("BOD") and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund's net assets would consist of "Illiquid Investments" (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund's holdings of Illiquid Investments exceed 15% of the Fund's assets.

At a meeting held on November 4, 2021, the Advisor presented a report to the BOD that addressed the operation of the Program and assessed the Program's adequacy and effectiveness of implementation (the "Report"). The Report covered the quarter ended September 30, 2021, and stated the following:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund's liquidity risk and was operated effectively to achieve that goal;
●	The Fund's investment strategy remained appropriate for an open-end Fund;
●	The Fund was able to meet requests for redemption without significant dilution of remaining investor's interests in the Fund;
●	The Fund did not breach the 15% limit on Illiquid Investments; and
●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

26	(787) 754-4488 | www.popular.com

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INVESTMENT ADVISER

Popular Asset Management LLC

209 Muñoz Rivera Avenue

Popular Center North Tower, 4th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

TRANSFER AGENT AND CUSTODIAN

Banco Popular de Puerto Rico

209 Muñoz Rivera Avenue

Popular Center North Tower, 4th Floor

San Juan, Puerto Rico 00918

LEGAL COUNSEL

Pietrantoni Méndez & Alvarez LLC

208 Ponce de León Avenue, Suite 1901

San Juan, Puerto Rico 00918

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

PO Box 363566

San Juan, Puerto Rico 00936-3566

DIRECTORS AND OFFICERS

Juan O. Guerrero

Chairman of the Board and President

Jorge I. Vallejo

Director

Carlos A. Pérez

Director

Enrique Vila del Corral

Director

José González

Treasurer

Manuel Rodríguez-Boissén

Secretary

Remember that shares of the Fund:

●	Are not bank deposits and are not insured by the FDIC or any other governmental agency.

●	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.

●	Are subject to investment risks, including possible loss of the principal amount invested.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

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Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Total Return Fund, Inc.

By:	/s/ Juan O. Guerrero Preston
Principal Executive Officer/President

Date:	December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Total Return Fund, Inc.

By:	/s/ Jose González
Principal Financial Officer/Treasurer

Date:	December 6, 2021

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